Note 16 - Certain Relationships and Related Transactions (Details Textual) - USD ($)	1 Months Ended		12 Months Ended		24 Months Ended
	Mar. 31, 2024	Aug. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2014	Mar. 31, 2022	Dec. 31, 2021
Net Income (Loss) Attributable to Noncontrolling Interest			$ 420,000	$ 366,000
Net Income (Loss) Attributable to Noncontrolling Interest			$ (420,000)	$ (366,000)
Avalon Med Spa [Member]
Noncontrolling Interest, Ownership Percentage by Parent			50.10%	50.10%
Avalon Dermatology, LLC [Member]
Noncontrolling Interest, Ownership Percentage by Parent	50.10%
Subsidiary, Ownership Percentage, Noncontrolling Owner	49.90%
Payments to Noncontrolling Interests	$ 200,000
Investment in Subsidiary [Member] | Management and Accredited Investors [Member]
Related Party Transaction, Amounts of Transaction					$ 1,000,000
Investment in Subsidiary [Member] | Outside Director, Accredited Investor [Member] | Maximum [Member]
Related Party Transaction, Percentage of Total Investment		10.00%
AWMS Holdings, LLC [Member]
Equity Method Investments					3,400,000
Proceeds from Issuance of Private Placement					$ 3,800,000
Equity Method Investment, Ownership Percentage			47.00%	47.00%
Net Income (Loss) Attributable to Noncontrolling Interest			$ 200,000	$ 100,000
Net Income (Loss) Attributable to Noncontrolling Interest			(200,000)	(100,000)
Avalon Med Spa [Member]
Equity Method Investments							$ 359,000,000,000
Net Income (Loss) Attributable to Noncontrolling Interest			100,000	200,000
Equity Method Investments, Additional						$ 143,000,000,000
Net Income (Loss) Attributable to Noncontrolling Interest			(100,000)	(200,000)
Avalon Med Spa [Member] | Accredited Investors [Member]
Proceeds from Issuance of Private Placement		$ 358,000,000,000
Equity Method Investments, Additional						$ 142,000
Avalon Dermatology, LLC [Member]
Net Income (Loss) Attributable to Noncontrolling Interest			100,000	100,000
Net Income (Loss) Attributable to Noncontrolling Interest			$ (100,000)	$ (100,000)